Note 8 - BANK LOANS AND OVERDRAFTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
BANK LOANS AND OVERDRAFTS

Bank  loans and overdrafts consist of the following:

	As of December 31,
	2011	2012
Bank loans and overdrafts	$ 13,886	$ 23,844
Trust receipts	38,927	34,001
Total bank loans and overdrafts	$ 52,813	$ 57,845

Under the line of credit arrangements for short-term debt with the Company’s bankers, the Company may borrow up to approximately $336,053 (2011: $316,369) on such terms as the Company and the banks may mutually agree upon.  These arrangements do not have termination dates but are reviewed annually for renewal.  As of December 31, 2012, the unused portion of the credit lines was approximately $227,147 (2011: $224,640), which included unused letters of credit amounting to $144,183 (2011: $128,409). Letters of credit are issued by the Company in the ordinary course of business through major financial institutions as required by certain vendor contracts. As of December 31, 2012, the Company had open letters of credit totaling $39,793 (2011: $49,596). Liabilities relating to the letters of credit are included in current liabilities.

The credit lines of the Company were collateralized by:

(i)	Mortgage of the Company’s land, buildings, machinery and equipment with a total carrying amount of $16,383 at December 31, 2012 (2011: $15,792);

(ii)	Pledge of short-term deposits and accounts receivable of $11,217 at December 31, 2012 (2011: $12,024);

(iii)	Pledge of not fewer than 161.5 million shares of Charoong Thai; and

(iv)	Corporate guarantee issued by the Company and a subsidiary of the Company.

(v)	A trading facility was secured by all the assets and uncalled capital with total carrying amount of $35,425 of a subsidiary as at December 31, 2012 (2011: $31,414).

         The weighted average interest rates on bank loans and overdrafts as of December 31, 2010, 2011 and 2012 were 3.6%, 3.7% and 3.4% per annum, respectively.

During 2011, CCH (HK) entered into a bank loan agreement with Bangkok Bank Hong Kong Branch with a total loan amount of US$ 14 million and a trade facility of US$ 8 million. The loan carries an interest rate of SIBOR (Singapore Inter-bank Borrowing Rate) plus 2.5% for a period of 5.5 years, adjusted on a quarterly basis. The bank loan is guaranteed by the Company, as guarantor.  As of December 31, 2011, CCH (HK) was not in compliance with certain financial and non-financial loan covenants and the loan became callable on demand. The outstanding balance was classified as current liabilities as of December 31, 2011.

As of December 31, 2012, the loan was classified as current liabilities and it had been fully repaid subsequently.